S000064846 [Member] Investment Objectives and Goals - Nuveen ESG High Yield Corporate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG High Yield Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen ESG High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index (the “Index”).